Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended		12 Months Ended
	Oct. 02, 2023	Nov. 09, 2021	Feb. 18, 2021	Feb. 11, 2021	Feb. 09, 2021	Jan. 15, 2021	Jan. 07, 2021	Dec. 22, 2020	Mar. 29, 2021	Feb. 24, 2021	Dec. 31, 2024	Mar. 15, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized											6,000,000,000		6,000,000,000
Ordinary shares, par value (in Dollars per share)											$ 0.001		$ 0.001
Sale of stock number of shares	39,171,620
Exercise price (in Dollars per share)							$ 5.55					$ 1.5
Warrant description											The February Inducement Warrants have substantially the same terms as the January Inducement Warrants, except for having (i) registration rights whereby the Company agreed to register the ADSs underlying the February Inducement Warrants within twenty-one (21) days of closing, and (ii) an exercise price of $4.05 per ADS.
Purchase of warrants												10,466,664
Share of the Company, par value (in Dollars per share)	$ 4.57
Price per unit (in Dollars per share)	$ 0.45655
Sale of Stock, Consideration Received Per Transaction (in Dollars)	$ 17,880
Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share)								$ 4.65
January 2021 Warrant Solicitation [Member]
Shareholders’ Equity [Line Items]
Warrant description											The January Inducement Warrants have substantially the same terms as the Existing Warrants, except for having (i) provisions customary for an unregistered warrant, including a restrictive legend, (ii) registration rights whereby the Company agreed to register the ADSs underlying the January Inducement Warrants within fifteen (15) days of closing, (iii) being exercisable immediately upon issuance, (iv) having a term of five (5) years from the date of issuance, and (v) having an exercise price of $2.00 per ADS.
February 2021 Warrant Solicitations [Member]
Shareholders’ Equity [Line Items]
Warrant description											The Second February Inducement Warrants have substantially the same terms as the February Inducement Warrants, except for having (i) registration rights whereby the Company agrees to register the ADSs underlying the Second February Inducement Warrants within eight (8) days of closing, and (ii) an exercise price $7.00 per ADS.
Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant									25,000,000
Exercise price (in Dollars per share)			$ 30	$ 15
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized													6,000,000,000
ADS [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 0.57069
Share of the Company, par value (in Dollars per share)	0.005
Price per unit (in Dollars per share)	$ 5.71
November Spa [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares		51,500,000
Gross proceeds (in Dollars)		$ 90,100
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants									25,000,000
Securities Purchase Agreement [Member] | Registered Direct Offering in December 2020 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares								2,600,000
Purchase of warrant								2,600,000
Gross proceeds from warrants (in Dollars)								$ 4,000
Issuance for period term								5 years
Exercise price (in Dollars per share)								$ 1.55
Purchase per share price (in Dollars per share)								$ 1.55
Securities Purchase Agreement [Member] | Registered Direct Offering in January 2021 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares							13,525,000
Purchase of warrant							13,525,000
Gross proceeds from warrants (in Dollars)							$ 25,000
Issuance for period term							5 years
Exercise price (in Dollars per share)							$ 1.85
Purchase per share price (in Dollars per share)							$ 1.85
Securities Purchase Agreement [Member] | January 2021 Warrant Solicitation [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant						14,925,000
Unexercised existing warrants (in Dollars)						$ 27,100
Securities Purchase Agreement [Member] | January Inducement Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant						23,880,000
Securities Purchase Agreement [Member] | February 2021 Warrant Solicitations [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant					23,880,000					23,880,000
Gross proceeds from warrants (in Dollars)					$ 48,000					$ 96,700
Exchange for exercise warrant					23,880,000
Securities Purchase Agreement [Member] | Second February Inducement Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrant										23,880,000
Securities Purchase Agreement [Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Sale of stock number of shares			8,600,000	22,000,000
Purchase of warrant			4,300,000	16,500,000
Gross proceeds from warrants (in Dollars)			$ 86,000	$ 110,000
Issuance for period term			5 years	5 years
Exercise price (in Dollars per share)			$ 10	$ 5
Purchase per share price (in Dollars per share)			$ 10	$ 5
Class A [Member]
Shareholders’ Equity [Line Items]
Shares issued											444,677,724		6,099,608,450
Class A [Member] | Registered Direct Offerings in February 2021 [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase ordinary shares									250,000,000
Class A [Member] | Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.0001
Class A [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares									250,000,000
Class B [Member]
Shareholders’ Equity [Line Items]
Shares issued											24,481,451		698,562,525
Class B [Member] | Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.0001